Legal contingencies (Details 2) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 21,769	$ 6,754
Legal proceedings contingent liability [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	19,125	6,139
Regulatory Provision [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	149	128
Other environment related contingent liability [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities	$ 2,495	$ 487